Property And Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 726	$ 659	$ 649
Less: accumulated depreciation	(364)	(333)	(293)
Total	362	326	356
Computer and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	726	659	587
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 0	$ 62